FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Significant Unobservable Inputs used in Fair Value Measurement (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Wind discount
Disclosure of detailed information about financial instruments [line items]
Measurement input	29.0
Increase	$ 38
Decrease	$ (38)
Wind escalation rate
Disclosure of detailed information about financial instruments [line items]
Measurement input	4.5
Increase	$ 8
Decrease	$ (8)
Wind capacity
Disclosure of detailed information about financial instruments [line items]
Measurement input	38.2